Common Stock Options, Warrants And Changes In Capitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common Stock Options, Warrants and Changes In Capitalization
COMMON STOCK OPTIONS, WARRANTS AND CHANGES IN CAPITALIZATION
Sale of Common Stock
On December 24, 2012, the Company completed the sale of an aggregate of 11,750,000 shares of its common stock in an underwritten public offering (including the partial exercise of a 1,650,000 share over-allotment option granted to the underwriters, which option was initially exercised to the extent of 750,000 shares) at a public offering price of $38.00 per share less the underwriting discount. The underwriters subsequently exercised their option to purchase the remaining 900,000 additional shares of common stock subject to the over-allotment option in a second closing, which occurred on January 7, 2013. The Company received aggregate net proceeds from both closings of approximately $460.7 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of these net proceeds to fund the acquisition of approximately 37,000 net acres in the Utica Shale in Eastern Ohio, as described above in Note 1, and for general corporate purposes, including the funding of a portion of its 2013 capital development plan.
On February 15, 2013, the Company completed the sale of an aggregate of 8,912,500 shares of its common stock in an underwritten public offering at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $325.8 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from this equity offering to fund its acquisition of additional Utica Shale acreage as described in Note 1, and intends to use the balance for general corporate purposes, including the funding of a portion of its 2013 capital development plan.

COMMON STOCK OPTIONS, WARRANTS AND CHANGES IN CAPITALIZATION
Options
The Company sponsors the 1999 Stock Option Plan (the “Plan”), which is administered by the Compensation Committee (the “Committee”) of the Board of Directors of the Company. Under the terms of the Plan, the Committee could determine: to which eligible participants options shall be granted, the number of shares covered by such options, the purchase price or exercise price of such options, the vesting period of such options and the exercisable period of such options. Eligible participants are defined as all directors of the Company, all officers of the Company and all key employees of the Company with a customary work week of at least 40 hours in the employ of the Company. The maximum number of shares for which options could be granted under the Plan, as adjusted for changes in capitalization which have taken place since the Plan’s adoption, was 883,000. The Company has granted 627,337 options for the purchase of shares of the Company’s common stock under the Plan as of December 31, 2012. No additional securities will be issued under the Plan other than upon exercise of options that are outstanding.
The Company replaced the Plan in January 2005 with the 2005 Stock Incentive Plan (“2005 Plan”), which is administered by the Committee. Under the terms of the 2005 Plan, the Committee may determine when options shall be granted, to which eligible participants options shall be granted, the number of shares covered by such options, the purchase price or exercise price of such options, the vesting periods of such options and the exercisable period of such options. Eligible participants are defined as employees, consultants, and directors of the Company.
On April 20, 2006, the Company amended and restated the 2005 Plan to (i) include (a) Incentive Stock Options, (b) Nonstatutory Stock Options, (c) Restricted Awards (Restricted Stock and Restricted Stock Units), (d) Performance Awards and (e) Stock Appreciation Rights and (ii) increase the maximum aggregate amount of common stock that may be issued under the 2005 Plan from 1,904,606 shares to 3,000,000 shares, including the 627,337 shares underlying options granted to employees under the Plan prior to adoption of the 2005 Plan. As of December 31, 2012, the Company has granted 997,269 options for the purchase of shares of the Company’s common stock under the 2005 Plan. The shares of stock issued once the options are exercised will be from authorized but unissued common stock.
Sale of Common Stock
On May 19, 2010, the Company sold 1,481,481 shares of its common stock in an underwritten public offering at a public offering price of $13.50 per share less the underwriting discount. On May 25, 2010, the Company sold an additional 187,022 shares of common stock at the public offering price less the underwriting discount in connection with the underwriters’ partial exercise of the over-allotment option granted to them by the Company. The Company received the aggregate net proceeds of approximately $21.6 million from the sale of these shares after deducting the underwriting discount and before offering expenses. A portion of the net proceeds from the offering was used to fund the Company’s Niobrara Formation and Permian Basin acquisitions. The remaining net proceeds from this offering were used for general corporate purposes, including expenditures associated with the Company’s 2010 drilling programs.
On March 30, 2011, the Company completed the sale of an aggregate of 2,760,000 shares of its common stock in an underwritten public offering at a public offering price of $32.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $84.3 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the net proceeds from the equity offering to fund the Company’s acquisition of leases in the Utica Shale as discussed in Note 2 and for general corporate purposes. Pending the application of the Company’s net proceeds for such purposes, the Company repaid all of its outstanding indebtedness under its revolving credit agreement.
On July 15, 2011, the Company completed the sale of an aggregate of 3,450,000 shares of its common stock in an underwritten public offering at a public offering price of $28.75 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $94.7 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used a portion of the net proceeds from the equity offering to fund the Company’s acquisition of leases in the Utica Shale as discussed in Note 2 and for general corporate purposes. Pending the application of the Company’s net proceeds for such purposes, the Company repaid all of its outstanding indebtedness under its revolving credit agreement.
On December 5, 2011, the Company completed the sale of an aggregate of 4,600,000 shares of its common stock in an underwritten public offering at a public offering price of $29.00 per share less the underwriting discount. The Company received aggregate net proceeds of approximately $128.0 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the proceeds to fund capital expenditures associated with drilling, development and infrastructure, principally in the Utica Shale in Ohio and for general corporate purposes.
On December 24, 2012, the Company completed the sale of an aggregate of 11,750,000 shares of its common stock in an underwritten public offering (including the partial exercise of an over-allotment option for 1,650,000 shares granted to the underwriters, which option was exercised to the extent of 750,000 shares) at a public offering price of $38.00 per share less the underwriting discount. The Company received aggregate net proceeds (including the net proceeds from the sale of the shares of common stock to the underwriters under their over-allotment option) of approximately $427.9 million from the sale of these shares after deducting the underwriting discount and before offering expenses. The Company used the net proceeds in part to fund the acquisition of additional Utica Shale acreage as discussed in Note 2.
Private Placement Offering
In March 2002, the Company completed a private placement offering of 10,000 units. Each unit consisted of (i) one share of Cumulative Preferred Stock, Series A, of the Company (the “Preferred”) and (ii) a warrant to purchase up to 250 shares of common stock, par value $0.01 per share, of the Company (the “Warrants”). Holders of the Preferred were entitled to receive dividends at the rate of 12% of the liquidation preference per annum payable quarterly in cash or, at the option of the Company for all quarters ending on or prior to March 31, 2004, payable in whole or in part in additional shares of Preferred at the rate of 15% of the liquidation preference per annum. All Preferred shares were redeemed in 2005.
The 2,322,962 Warrants issued had a term of 10 years and a current exercise price of $1.19 per share of common stock subject to adjustment. The Company granted to holders of the Warrants certain demand and piggyback registration rights with respect to shares of common stock issuable upon exercise of the Warrants. The 8,875 unexercised warrants expired on March 31, 2012.